Summary of Reserve Balances for Variable Annuity Contracts With Guarantees (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees		$ 548	$ 401
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees		148	76
GMAB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	[1]		(8)
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	[1]	180	185
GMIB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees		$ 2	$ 1

[1]	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.